Related Parties - Additional Information (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Key Management Personnel of Entity or Parent [member]
Statement [line items]
key personal remuneration	R$ 3,897	R$ 3,638	R$ 3,210